Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 9,819.6	$ 129.4	₨ 7,883.0
Service cost	1,268.0	16.7	1,107.0	₨ 965.4
Interest cost	631.2	8.3	561.6	483.3
Actuarial(gains)/ losses	(260.6)	(3.4)	759.4
Benefits paid	(769.5)	(10.1)	(491.4)
Projected benefit obligation, end of the period	10,688.7	140.9	9,819.6	7,883.0
Change in plan assets:
Fair value of plan assets, beginning of the period	8,344.6	110.1	5,779.8
Expected return on plan assets	574.1	7.6	448.4	389.9
Actuarial gains/(losses)	237.1	3.1	1,223.0
Actual return on plan assets	811.2	10.7	1,671.4
Employer contributions	1,633.0	21.5	1,384.8
Benefits paid	(769.5)	(10.1)	(491.4)
Fair value of plan assets, end of the period	10,019.3	$ 132.2	8,344.6	₨ 5,779.8
Funded Status	₨ (669.4)		₨ (1,475.0)		$ (8.8)